ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for doubtful receivables
Analysis of allowance for doubtful receivables
Balance, beginning of the year	$ 97,057,810	$ 106,825,173	$ 45,438,767
Allowance made (received) during the year	(7,380,299)	257,932	61,387,013
Amount written-off against allowance	(19,772,221)	(10,025,295)	(607)
Balance, end of the year	69,905,290	97,057,810	106,825,173
Allowance for advances to suppliers
Analysis of allowance for doubtful receivables
Allowance made (received) during the year		0	2,800,000
Reversed of provision for losses of advances to suppliers	$ 1,100,000